GENERAL GENERAL 2 (Details)	0 Months Ended	12 Months Ended
	Jul. 15, 2014 vessel	Dec. 31, 2014 vessel
Number of vessels owned by group		22
Number of vessels owned through ITCL	4
VLCC Vessels [Member]
Number of vessels owned by group		14
Number of Vessels under Commercial Management		9
Double Hull Suezmax [Member]
Number of vessels owned by group		8
Number of Vessels on Order		1
Number of Vessels under Commercial Management		6
Aframax [Member]
Number of Vessels under Commercial Management		1